UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Smaller Companies
Fund
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2022, the global
economic recovery was hampered by renewed outbreaks
of COVID-19, supply-chain disruptions and geopolitical
tensions and conflict. Rising inflation across multiple
countries caused many central banks, including the U.S.
Federal Reserve, to adopt less accommodative monetary
stances, putting pressure on global equity markets. New
Chinese government regulations on some businesses further
dampened investor sentiment in Asian and emerging market
stocks. Near period-end, Russia’s invasion of Ukraine
increased investor uncertainty, as international sanctions on
Russia constrained companies that do business with Russia
and threatened to disrupt global economic activity and
commodity markets. In this environment, small-capitalization stocks in global developed and emerging markets, as
measured by the MSCI All Country World Index Small Cap
Index-NR (net of tax withholding when dividends are paid),
posted a -8.15% total return for the period.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Smaller Companies Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Global Smaller Companies Fund 3
Performance Summary 7
Your Fund’s Expenses 9
Financial Highlights and Statement of Investments 10
Financial Statements 18
Notes to Financial Statements 22
Shareholder Information 31
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Global Smaller Companies Fund
This semiannual report for Templeton Global Smaller
Companies Fund covers the period ended February 28,
2022.
Your Fund’s Goal and Main Investments
The Fund seeks to achieve long-term capital growth. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of smaller companies located anywhere in the world. For this Fund, smaller companies
are companies with market capitalizations not exceeding the
lesser of the highest float-adjusted market capitalization in the Fund's benchmark, the MSCI All Country World Index
(ACWI) Small Cap Index-NR, or $10 billion, at the time of
purchase. The Fund may invest a significant amount of its
assets in the securities of companies located in emerging
markets, will invest its assets in issuers located in at least three different countries (including the U.S.) and will invest at least 40% of its net assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a -11.02% cumulative total return. In comparison,
the MSCI ACWI Small Cap Index-NR, which measures
performance of small capitalization companies in global
developed and emerging markets, posted a -8.15%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI-NR, posted a -5.26% total
return for the six months ended February 28, 2022.
1
The
combination of increased consumer demand and persistent
supply-chain disruptions contributed to higher inflation in
many countries. This inflationary pressure led many of the
world’s central banks to adopt less accommodative stances
regarding monetary policy. The Chinese government’s
imposition of new restrictions on some businesses also
pressured Asian and global emerging market stocks. Near
period-end, Russia’s invasion of Ukraine increased investor
uncertainty, as international sanctions on Russia constrained companies that do business with Russia and threatened to
disrupt global economic activity and commodity markets.
In the U.S., the economy continued to recover amid
declining unemployment, solid wage growth and strong
business confidence. Gross domestic product (GDP)
growth accelerated in the fourth quarter of 2021, as strong
consumer and business spending supported the economy.
However, investor expectations for higher interest rates and geopolitical uncertainty late in the reporting period negatively impacted U.S. equities. The U.S. Federal Reserve (Fed)
kept the federal funds target rate at a record-low range of
0.00%–0.25% and continued its program of open-ended U.S.
Treasury (UST) and mortgage bond purchases to help keep
markets functioning. In its January 2022 meeting statement,
however, the Fed noted that due to employment gains and
elevated inflation, it expected conditions would soon be
Geographic Composition
2/28/22
% of Total
Net Assets
North America 48.7%
Europe 24.8%
Asia 19.3%
Latin America & Caribbean 2.7%
Other 0.7%
Short-Term Investments & Other Net Assets 3.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Templeton Global Smaller Companies Fund

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Semiannual Report
appropriate for raising interest rates. Furthermore, the Fed maintained its timetable for reducing its purchases of UST
and mortgage-backed securities.
Economic growth slowed in the eurozone, declining notably
in the fourth quarter of 2021 as the spread of the Omicron
variant of COVID-19 disrupted labor markets and led to
renewed restrictions. Additionally, in February 2022, the
annual inflation rate in the eurozone reached the highest
level on record, and the prospect of energy shortages during the winter tempered investor optimism. The European
Central Bank struck a less accommodative tone at its
February meeting, acknowledging that inflation has been
more persistent than expected and opening the possibility
of an interest-rate increase in 2022. Stocks of companies
with exposure to Russia, particularly banks, endured
further declines late in the reporting period. Consequently,
European developed market equities, as measured by the
MSCI Europe Index-NR, posted a -6.70% total return for the
six months under review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -9.34% total return for the six-month period.
1
Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions and government measures to limit real
estate speculation. Unexpected regulatory changes by the
Chinese government, which negatively impacted education-
and technology-related businesses, and investor concerns
about the solvency of several large Chinese property
developers further pressured Asian stocks during the six-
month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -9.81% total return
for the six months under review.
1
Rising interest rates and
elevated inflation dampened investor enthusiasm in global
emerging market equities. Geopolitical instability drove
strength in the U.S. dollar, further pressuring stocks in
emerging market countries, especially Russia as the ruble
plunged against the U.S. dollar. Interest-rate increases to
curb inflation by several central banks, including those of
Brazil and Mexico, as well as the international sanctions
on Russia, raised investor concerns about a slowdown in
economic growth.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. This includes an assessment by
the investment manager of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider the company’s price/earnings ratio, profit margins
and liquidation value. We may consider selling a security
when we believe the security has become overvalued due
to either its price appreciation or changes in the company’s fundamentals, when we believe that the market capitalization of a security has become too large, or when we believe
another security is a more attractive investment opportunity.
Top 10 Countries
2/28/22
a
% of Total
Net Assets
a a
United States 46.7%
Taiwan 7.7%
Japan 7.3%
Italy 4.5%
Switzerland 4.0%
United Kingdom 3.8%
Germany 3.5%
Sweden 3.2%
Hong Kong 2.3%
Canada 2.0%
Top 10 Holdings
2/28/22
Company
Industry
% of Total
Net Assets
A a
MGP Ingredients, Inc. 2.0%
Beverages
Crown Holdings, Inc. 2.0%
Containers & Packaging
Hillenbrand, Inc. 2.0%
Machinery
Skechers USA, Inc. 1.9%
Textiles, Apparel & Luxury Goods
Alamo Group, Inc. 1.9%
Machinery
Huntington Bancshares, Inc. 1.9%
Banks
NCR Corp. 1.9%
Software
Jones Lang LaSalle, Inc. 1.8%
Real Estate Management & Development
AllianceBernstein Holding LP 1.8%
Capital Markets
TriMas Corp. 1.8%
Containers & Packaging

Templeton Global Smaller Companies Fund

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Semiannual Report
Manager’s Discussion
The Fund underperformed its benchmark index for the
six-month period, primarily due to an overweighting and
stock selection in the consumer discretionary sector, lack
of exposure to the energy sector and stock selection in the
industrials sector.
In consumer discretionary, relative detractors included
Sweden-based Dometic Group, which sells equipment to the
recreational vehicle (RV), marine and commercial/passenger
vehicle market. Travel-related stocks such as Dometic
were among those most impacted by COVID-19 concerns
during the period. Additionally, Dometic is perceived by the market as an RV-dependent brand and has been impacted
by expectations of a decline in RV volumes. We expect
continued growth in other areas to more than offset the
moderately negative environment for the more cyclical RV
and marine businesses.
Sweden-based Thule Group, which focuses on consumer-
branded products in the outdoor segment, also hurt relative
performance in consumer discretionary. Shares of the
company declined due to investor concerns about higher
interest rates and their impact on the global economy.
Looking at the longer term, an aging, healthier and
affluent population is leading to an increased demand
for outdoor activities, which has driven strong revenue
growth. Additionally, an increase in domestic holidays and
“staycations” on the back of COVID-19 is likely supporting
demand. In our view, the company has proved it can handle
rising input costs, supply shortages and elevated demand
better than many other manufacturing companies in the
Nordic area. Thule's products are of high quality, carry
premium prices and are highly rated in open consumer
reviews.
In contrast, stock selection in the information technology (IT), health care and consumer staples sectors contributed to
relative performance for the period.
Taiwan-based Chicony Electronics, a leading global
notebook and desktop PC component maker, was a strong
contributor in IT, with shares rising due to strong reported profits. The company has benefited from the work-from-
home movement during COVID-19 and should, in our view,
see continued growth from a hybrid working environment
going forward.
In consumer staples, relative contributors included U.S.-
based MGP Ingredients, a leading supplier of premium
distilled spirits, whiskeys, ryes, bourbons, gins and vodkas, and wheat proteins and starches used in food products.
The company experienced strong growth in the past year,
and its merger with Lux Row Distillers in January 2021
resulted in higher sales of aged whiskey and expanded
MGP’s branded spirits portfolio. The company’s niche
brands have historically been purchased more often at bars
and restaurants, and we anticipate MGP will benefit as the
pandemic recedes and people resume eating and drinking
away from home.
Regionally, stock selection and an overweighting in Europe
was the largest detractor from relative performance. Shares
of German cooking equipment manufacturer Rational fell
due to disappointing 2021 results, which the company
attributed to worldwide COVID-19 protection measures that
had a negative impact on most customer groups. Following
a significant year-on-year decline in sales revenues in the
second quarter of 2021, the situation recovered perceptibly
in the third and fourth quarters. Looking ahead, we believe
there is significant capacity for top-line growth in Europe, but we believe the real opportunity lies in further penetration into
North America and Asia.
Stock selection in the U.S. was the largest contributor to
relative performance for the period. Crown Holdings, a
metal can manufacturing company, was a significant U.S.-
based contributor. Double-digit earnings growth has been
driven primarily by secular growth trends in aluminum cans,
supported by the sustainability benefits of cans over plastic and glass containers. Moreover, the board is evaluating
several value-enhancing changes such as exiting the
European food canning business to focus more on aluminum
beverage cans.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended February 28, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s substantial investment in securities with non-U.S.
currency exposure.
Effective March 1, 2022, Kyle Denning and Katie Ylijoki
were added to the Fund as portfolio managers, and Heather
Waddell left the Fund.

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2022
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -11.02% -15.93%
1-Year -0.67% -6.13%
5-Year +48.61% +7.02%
10-Year +109.08% +7.05%
Advisor
6-Month -10.86% -10.86%
1-Year -0.32% -0.32%
5-Year +50.46% +8.51%
10-Year +114.33% +7.92%
See page 8 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Special risks are associated with foreign invest-
ing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/21–2/28/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0316 $0.0165 $1.1291 $1.1772
C – $0.0165 $1.1291 $1.1456
R6 $0.0605 $0.0165 $1.1291 $1.2061
Advisor $0.0517 $0.0165 $1.1291 $1.1973
Total Annual Operating Expenses
4
Share Class
A 1.31%
Advisor 1.06%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $889.80 $6.09 $1,018.35 $6.50 1.30%
C $1,000 $887.50 $9.60 $1,014.62 $10.24 2.05%
R6 $1,000 $891.90 $4.47 $1,020.07 $4.77 0.95%
Advisor $1,000 $891.40 $4.92 $1,019.59 $5.25 1.05%

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.67 $9.16 $8.66 $10.39 $9.92 $8.63
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) 0.06 0.04 0.08 0.07 0.06
Net realized and unrealized gains (losses) (1.33) 3.72 0.67 (1.09) 0.86 1.29
Total from investment operations ........ (1.34) 3.78 0.71 (1.01) 0.93 1.35
Less distributions from:
Net investment income .............. (0.03) (0.08) (0.09) (0.07) (0.07) (0.03)
Net realized gains ................. (1.15) (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ................... (1.18) (0.27) (0.21) (0.72) (0.46) (0.06)
Net asset value, end of period .......... $10.15 $12.67 $9.16 $8.66 $10.39 $9.92
Total return
c
....................... (11.02)% 41.91% 8.08% (8.86)% 9.23% 15.73%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.30% 1.31% 1.38% 1.33% 1.33% 1.40%
Expenses net of waiver and payments by
affiliates .......................... 1.30%
e
1.31%
e
1.38%
e
1.33%
e
1.33%
e,f
1.39%
f
Net investment income (loss) .......... (0.19)% 0.55% 0.45% 0.87% 0.72% 0.65%
Supplemental data
Net assets, end of period (000’s) ........ $1,033,925 $1,203,490 $921,018 $998,891 $1,177,880 $1,049,481
Portfolio turnover rate ................ 6.18% 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.88 $8.60 $8.15 $9.82 $9.41 $8.22
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.05) (0.02) (0.03) 0.01 (—)
c
(0.01)
Net realized and unrealized gains (losses) (1.23) 3.49 0.63 (1.03) 0.80 1.23
Total from investment operations ........ (1.28) 3.47 0.60 (1.02) 0.80 1.22
Less distributions from:
Net investment income .............. — (—)
c
(0.03) — — —
Net realized gains ................. (1.15) (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ................... (1.15) (0.19) (0.15) (0.65) (0.39) (0.03)
Net asset value, end of period .......... $9.45 $11.88 $8.60 $8.15 $9.82 $9.41
Total return
d
....................... (11.25)% 40.84% 7.25% (9.60)% 8.39% 14.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.05% 2.06% 2.13% 2.08% 2.08% 2.15%
Expenses net of waiver and payments by
affiliates .......................... 2.05%
f
2.06%
f
2.13%
f
2.08%
f
2.08%
f,g
2.14%
g
Net investment income (loss) .......... (0.94)% (0.23)% (0.32)% 0.12% (0.03)% (0.10)%
Supplemental data
Net assets, end of period (000’s) ........ $8,972 $11,344 $11,509 $17,373 $38,345 $30,579
Portfolio turnover rate ................ 6.18% 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.74 $9.22 $8.69 $10.44 $9.97 $8.68
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.10 0.07 0.11 0.13 0.10
Net realized and unrealized gains (losses) (1.33) 3.73 0.69 (1.10) 0.84 1.29
Total from investment operations ........ (1.32) 3.83 0.76 (0.99) 0.97 1.39
Less distributions from:
Net investment income .............. (0.06) (0.12) (0.11) (0.11) (0.11) (0.07)
Net realized gains ................. (1.15) (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ................... (1.21) (0.31) (0.23) (0.76) (0.50) (0.10)
Net asset value, end of period .......... $10.21 $12.74 $9.22 $8.69 $10.44 $9.97
Total return
c
....................... (10.81)% 42.37% 8.55% (8.57)% 9.65% 16.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.98% 1.00% 0.97% 0.95% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.97% 0.98% 0.96% 0.94%
e
0.93%
e
Net investment income ............... 0.16% 0.89% 0.84% 1.24% 1.11% 1.11%
Supplemental data
Net assets, end of period (000’s) ........ $92,071 $104,097 $78,551 $85,377 $101,384 $22,318
Portfolio turnover rate ................ 6.18% 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2022
(unaudited)
Year Ended August 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.76 $9.23 $8.71 $10.45 $9.97 $8.67
Income from investment operations
a
:
Net investment income
b
............. —
c
0.09 0.06 0.10 0.09 0.09
Net realized and unrealized gains (losses) (1.33) 3.74 0.68 (1.09) 0.85 1.30
Total from investment operations ........ (1.33) 3.83 0.74 (0.99) 0.94 1.39
Less distributions from:
Net investment income .............. (0.05) (0.11) (0.10) (0.10) (0.07) (0.06)
Net realized gains ................. (1.15) (0.19) (0.12) (0.65) (0.39) (0.03)
Total distributions ................... (1.20) (0.30) (0.22) (0.75) (0.46) (0.09)
Net asset value, end of period .......... $10.23 $12.76 $9.23 $8.71 $10.45 $9.97
Total return
d
....................... (10.86)% 42.27% 8.32% (8.60)% 9.50% 16.02%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.05% 1.06% 1.13% 1.08% 1.08% 1.15%
Expenses net of waiver and payments by
affiliates .......................... 1.05%
f
1.06%
f
1.13%
f
1.08%
f
1.08%
f,g
1.14%
g
Net investment income ............... 0.07% 0.80% 0.68% 1.12% 0.97% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $53,384 $63,954 $47,466 $57,452 $81,450 $108,279
Portfolio turnover rate ................ 6.18% 20.47% 16.81% 18.87% 32.61% 23.49%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited), February 28, 2022
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 94.0%
Bahamas 1.3%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 15,285,550
a
Belgium 1.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 520,224 11,868,408
Fagron ........................ Health Care Providers & Services 630,232 10,960,444
22,828,852
Brazil 1.0%
a
Camil Alimentos SA ............... Food Products 5,051,600 8,944,769
a
M Dias Branco SA ................ Food Products 794,100 3,501,197
12,445,966
Canada 2.0%
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 5,480,923
Canadian Western Bank ........... Banks 432,616 12,664,679
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 5,637,493
23,783,095
Denmark 0.4%
Matas A/S ...................... Specialty Retail 345,894 5,026,104
Finland 1.3%
Huhtamaki OYJ .................. Containers & Packaging 411,460 14,992,257
Germany 3.5%
Adesso SE ..................... IT Services 27,178 6,151,047
a,b
flatexDEGIRO AG ................ Capital Markets 265,054 5,487,213
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 13,127,786
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 162,183 4,299,257
Rational AG .................... Machinery 16,473 12,120,800
41,186,103
Hong Kong 2.3%
Johnson Electric Holdings Ltd. ...... Auto Components 3,091,735 5,135,385
Techtronic Industries Co. Ltd. ....... Machinery 978,290 16,392,392
VTech Holdings Ltd. .............. Communications Equipment 775,800 6,378,505
27,906,282
Hungary 0.7%
Richter Gedeon Nyrt . ............. Pharmaceuticals 402,078 8,443,680
Indonesia 0.0%
†
d,e
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 227,258
Ireland 0.9%
a
ICON plc ....................... Life Sciences Tools & Services 46,872 11,156,005
a
Israel 0.7%
a
RADA Electronic Industries Ltd. ...... Aerospace & Defense 630,700 8,255,863
a
Italy 4.5%
Brembo SpA .................... Auto Components 436,393 5,149,998
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 13,668,284
Interpump Group SpA ............. Machinery 361,995 19,538,746
c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,912,931 15,084,381
53,441,409

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan 7.3%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 932,400 $ 18,676,295
Bunka Shutter Co. Ltd. ............ Building Products 760,000 7,199,925
en Japan, Inc. ................... Professional Services 201,800 5,331,112
Idec Corp. ...................... Electrical Equipment 335,200 7,443,836
IDOM, Inc. ..................... Specialty Retail 1,432,500 8,206,189
Meitec Corp. .................... Professional Services 165,300 9,756,083
Nihon Parkerizing Co. Ltd. .......... Chemicals 265,400 2,282,997
TechnoPro Holdings, Inc. .......... Professional Services 332,700 9,660,976
Tsumura & Co. .................. Pharmaceuticals 644,700 17,907,925
86,465,338
Netherlands 0.6%
c
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 7,644,294
Singapore 0.4%
a
Wheels Up Experience, Inc. ........ Airlines 1,229,000 4,313,790
a
South Korea 1.6%
BNK Financial Group, Inc. .......... Banks 1,415,028 9,315,705
DGB Financial Group, Inc. .......... Banks 1,178,608 9,329,705
18,645,410
Sweden 3.2%
BillerudKorsnas AB ............... Containers & Packaging 315,734 4,427,161
Cloetta AB, B ................... Food Products 925,347 2,317,153
c
Dometic Group AB, 144A .......... Auto Components 1,482,092 14,249,329
c
Thule Group AB, 144A, Reg S ....... Leisure Products 436,184 17,121,887
38,115,530
Switzerland 4.0%
Bucher Industries AG ............. Machinery 42,624 18,817,528
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 7,894,023
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 126,370 9,432,257
a
Siegfried Holding AG .............. Life Sciences Tools & Services 14,855 11,228,337
47,372,145
Taiwan 7.7%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 5,593,024
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 17,559,025
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,287,311 13,372,714
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 17,435,797
Merida Industry Co. Ltd. ........... Leisure Products 1,401,000 14,277,708
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 9,910,325
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 13,813,335
91,961,928
United Kingdom 3.8%
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 11,574,612
a
Johnson Service Group plc ......... Commercial Services & Supplies 3,345,013 7,083,485
Man Group plc .................. Capital Markets 6,590,521 16,969,577
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 258,403 9,088,441
44,716,115
United States 44.9%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 223,800 12,691,698

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Alamo Group, Inc. ................ Machinery 162,210 $ 22,565,033
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 161,800 6,806,926
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 7,834,449
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 223,250 20,699,740
Crown Holdings, Inc. .............. Containers & Packaging 195,300 23,957,451
Deluxe Corp. .................... Commercial Services & Supplies 267,800 8,331,258
a
Ferro Corp. ..................... Chemicals 155,302 3,374,712
a
Freshpet , Inc. ................... Food Products 147,400 14,036,902
Hillenbrand, Inc. ................. Machinery 500,410 23,874,561
Huntington Bancshares, Inc. ........ Banks 1,452,599 22,544,336
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 176,700 14,819,829
Janus Henderson Group plc ........ Capital Markets 355,733 11,941,957
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 21,298,030
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 19,528,166
LCI Industries ................... Auto Components 85,380 10,631,518
Lear Corp. ..................... Auto Components 76,400 12,020,776
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 19,662,465
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 12,090,988
ManpowerGroup , Inc. ............. Professional Services 57,400 6,100,472
MGP Ingredients, Inc. ............. Beverages 304,500 24,241,245
a
Middleby Corp. (The) ............. Machinery 47,600 8,454,712
MillerKnoll , Inc. .................. Commercial Services & Supplies 346,500 13,471,920
a
NCR Corp. ..................... Software 542,900 21,998,308
Patrick Industries, Inc. ............. Auto Components 110,235 7,864,165
a,b
Sabre Corp. .................... IT Services 1,438,000 15,717,340
Sealed Air Corp. ................. Containers & Packaging 260,500 17,487,365
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 497,200 22,861,256
a
Sonos , Inc. ..................... Household Durables 606,100 16,601,079
Spirit AeroSystems Holdings, Inc., A .. Aerospace & Defense 120,600 6,030,000
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 10,194,462
a,b
Traeger , Inc. .................... Household Durables 623,600 6,154,932
TriMas Corp. .................... Containers & Packaging 646,250 21,009,587
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 612,340 20,923,658
a
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 7,234,600
Voya Financial, Inc. ............... Diversified Financial Services 175,800 11,840,130
Winnebago Industries, Inc. ......... Automobiles 101,310 6,490,932
533,386,958
Total Common Stocks (Cost $794,358,408) .....................................
1,117,599,932
a
Preferred Stocks 0.3%
Brazil 0.3%
f
Alpargatas SA, 0.16% ............. Textiles, Apparel & Luxury Goods 665,987 3,310,638
Total Preferred Stocks (Cost $1,823,143) .......................................
3,310,638
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 1,003,275
Total Warrants (Cost $–) ......................................................
1,003,275

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 30 .
a a Industry Units a Value
a a a a a a
Private Limited Partnership Funds 1.8%
United States 1.8%
AllianceBernstein Holding LP ....... Capital Markets 473,565 $ 21,234,655
Total Private Limited Partnership Funds (Cost $6,164,831) .......................
21,234,655
Total Long Term Investments (Cost $802,346,382) ...............................
1,143,148,500
Short Term Investments 3.7%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.3%
United States 3.3%
g
FFCB, 3/01/22 .................. 700,000 700,000
g
FHLB, 3/01/22 .................. 38,300,000 38,300,000
39,000,000
Total U.S. Government and Agency Securities (Cost $39,000,000) .................
39,000,000
Industry Shares
h
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 4,713,848 4,713,848
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,713,848) .................................................................
4,713,848
a a a a a
Total Short Term Investments (Cost $43,713,848 ) ................................
43,713,848
a a a
Total Investments (Cost $846,060,230) 99.9% ...................................
$1,186,862,348
Other Assets, less Liabilities 0.1% .............................................
1,490,109
Net Assets 100.0% ...........................................................
$1,188,352,457
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2022. See Note 1(c).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $58,399,148, representing 4.9% of net assets.
d
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
e
See Note 9 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 1(c) regarding securities on loan.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $841,346,382
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 4,713,848
Value - Unaffiliated issuers (Includes securities loaned of $7,081,843) ................................. $1,182,148,500
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 4,713,848
Cash .................................................................................... 3,253,311
Receivables:
Investment securities sold ................................................................... 2,204,712
Capital shares sold ........................................................................ 622,191
Dividends ............................................................................... 3,160,814
European Union tax reclaims (Note 1 d ) ......................................................... 1,543,981
Total assets .......................................................................... 1,197,647,357
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,876,540
Capital shares redeemed ................................................................... 823,263
Management fees ......................................................................... 802,212
Distribution fees .......................................................................... 207,708
Transfer agent fees ........................................................................ 143,117
Trustees' fees and expenses ................................................................. 71,993
Payable upon return of securities loaned (Note 1 c ) .................................................. 4,713,848
Accrued expenses and other liabilities ........................................................... 656,219
Total liabilities ......................................................................... 9,294,900
Net assets, at value ................................................................. $1,188,352,457
Net assets consist of:
Paid-in capital ............................................................................. $830,176,364
Total distributable earnings (losses) ............................................................. 358,176,093
Net assets, at value ................................................................. $1,188,352,457

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $1,033,924,909
Shares outstanding ........................................................................ 101,815,823
Net asset value per share
a
.................................................................. $10.15
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $10.74
Class C:
Net assets, at value ....................................................................... $8,972,221
Shares outstanding ........................................................................ 949,765
Net asset value and maximum offering price per share
a
............................................. $9.45
Class R6:
Net assets, at value ....................................................................... $92,070,842
Shares outstanding ........................................................................ 9,015,089
Net asset value and maximum offering price per share ............................................. $10.21
Advisor Class:
Net assets, at value ....................................................................... $53,384,485
Shares outstanding ........................................................................ 5,217,462
Net asset value and maximum offering price per share ............................................. $10.23
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $655,715)
Unaffiliated issuers ........................................................................ $6,966,428
Interest:
Unaffiliated issuers ........................................................................ 3,249
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 37,256
Non-controlled affiliates (Note 3 f ) ............................................................. 289
Other income (Note 1 d ) ...................................................................... 134,918
Total investment income ................................................................... 7,142,140
Expenses:
Management fees (Note 3 a ) ................................................................... 5,555,732
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,396,258
    Class C ................................................................................ 51,175
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 706,801
    Class C ................................................................................ 6,477
    Class R6 ............................................................................... 18,364
    Advisor Class ............................................................................ 37,013
Custodian fees ............................................................................. 39,385
Reports to shareholders fees .................................................................. 107,235
Registration and fili ng fees .................................................................... 44,148
Trustees' fees and expenses .................................................................. 51,545
Other .................................................................................... 119,351
Total expenses ......................................................................... 8,133,484
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (4,783)
Net expenses ......................................................................... 8,128,701
Net investment income (loss) ............................................................ (986,561)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 36,408,649
Foreign currency transactions ................................................................ (5,043)
Net realized gain (loss) .................................................................. 36,403,606
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (183,618,671)
Translation of other assets and liabilities denominated in foreign currencies .............................. (199,120)
Net change in unrealized appreciation (depreciation) ............................................ (183,817,791)
Net realized and unrealized gain (loss) ............................................................ (147,414,185)
Net increase (decrease) in net assets resulting from operations .......................................... $(148,400,746)

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Global Smaller Companies Fund
Six Months Ended
February 28, 2022
(unaudited)
Year Ended
August 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(986,561) $7,231,775
Net realized gain (loss) ................................................. 36,403,606 133,613,078
Net change in unrealized appreciation (depreciation) ........................... (183,817,791) 281,569,261
Net increase (decrease) in net assets resulting from operations ................ (148,400,746) 422,414,114
Distributions to shareholders:
Class A ............................................................. (109,936,819) (26,537,916)
Class C ............................................................. (1,038,272) (239,297)
Class R6 ............................................................ (9,983,983) (2,496,084)
Advisor Class ........................................................ (5,790,108) (1,498,643)
Total distributions to shareholders .......................................... (126,749,182) (30,771,940)
Capital share transactions: (Note 2 )
Class A ............................................................. 69,662,594 (58,193,721)
Class C ............................................................. (120,291) (4,205,285)
Class R6 ............................................................ 9,234,943 (3,226,018)
Advisor Class ........................................................ 1,839,821 (1,675,007)
Total capital share transactions ............................................ 80,617,067 (67,300,031)
Net increase (decrease) in net assets ................................... (194,532,861) 324,342,143
Net assets:
Beginning of period ..................................................... 1,382,885,318 1,058,543,175
End of period .......................................................... $1,188,352,457 $1,382,885,318

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP). The Fund offers four classes of shares: Class
A, Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $2,641,036 in U.S. Government and Agency securities as collateral.
These securities are held as collateral in segregated
accounts with the Fund’s custodian. The Fund cannot
repledge or resell these securities held as collateral. As
such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2022
Year Ended
August 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,777,021 $31,699,435 6,386,138 $73,707,801
Shares issued in reinvestment of distributions .......... 9,930,403 105,560,190 2,397,388 25,388,343
Shares redeemed ............................... (5,913,112) (67,597,031) (14,273,428) (157,289,865)
Net increase (decrease) .......................... 6,794,312 $69,662,594 (5,489,902) $(58,193,721)
Class C Shares:
Shares sold ................................... 64,879 $718,567 292,762 $3,133,784
Shares issued in reinvestment of distributions .......... 104,131 1,030,896 23,870 238,225
Shares redeemed
a
.............................. (174,236) (1,869,754) (699,209) (7,577,294)
Net increase (decrease) .......................... (5,226) $(120,291) (382,577) $(4,205,285)
Class R6 Shares:
Shares sold ................................... 1,102,439 $12,696,388 1,624,498 $18,932,535
Shares issued in reinvestment of distributions .......... 698,035 7,455,014 182,145 1,936,198
Shares redeemed ............................... (955,591) (10,916,459) (2,160,012) (24,094,751)
Net increase (decrease) .......................... 844,883 $9,234,943 (353,369) $(3,226,018)
Advisor Class Shares:
Shares sold ................................... 351,499 $4,056,686 1,120,091 $12,827,889
Shares issued in reinvestment of distributions .......... 517,319 5,540,487 134,085 1,427,997
Shares redeemed ............................... (664,364) (7,757,352) (1,386,387) (15,930,893)
Net increase (decrease) .......................... 204,454 $1,839,821 (132,211) $(1,675,007)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
g. Guarantees and Indemnifications
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 0.866% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $768,655, of which $290,053 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2022, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 202 2 .
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $30,019
CDSC retained .............................................................................. $2,892
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $264,494 $87,752,209 $(83,302,855) $— $— $4,713,848 4,713,848 $289
Total Affiliated Securities ... $264,494 $87,752,209 $(83,302,855) $— $— $4,713,848 $289
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
At February 28, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$75,838,730 and $107,780,835, respectively.
At February 28, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$4,713,848 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $851,426,189
Unrealized appreciation ........................................................................ $398,826,515
Unrealized depreciation ........................................................................ (63,390,356)
Net unrealized appreciation (depreciation) .......................................................... $335,436,159

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 28, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,342,000 Sakari Resources Ltd ......................... 1/18/12 - 2/23/12 $ 2,478,736 $ 227,258
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,478,736 $227,258
†
Rounds to less than 0.1% of net assets.

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 15,285,550 $ — $ — $ 15,285,550
Belgium ............................. — 22,828,852 — 22,828,852
Brazil ............................... — 12,445,966 — 12,445,966
Canada ............................. 23,783,095 — — 23,783,095
Denmark ............................ 5,026,104 — — 5,026,104
Finland .............................. — 14,992,257 — 14,992,257
Germany ............................ — 41,186,103 — 41,186,103
Hong Kong ........................... 11,513,890 16,392,392 — 27,906,282
Hungary ............................. 8,443,680 — — 8,443,680
Indonesia ............................ — — 227,258 227,258
Ireland .............................. 11,156,005 — — 11,156,005
Israel ............................... 8,255,863 — — 8,255,863
Italy ................................ — 53,441,409 — 53,441,409
Japan ............................... — 86,465,338 — 86,465,338
Netherlands .......................... — 7,644,294 — 7,644,294
Singapore ............................ 4,313,790 — — 4,313,790
South Korea .......................... — 18,645,410 — 18,645,410
Sweden ............................. — 38,115,530 — 38,115,530
Switzerland ........................... 9,432,257 37,939,888 — 47,372,145
Taiwan .............................. — 91,961,928 — 91,961,928
United Kingdom ....................... — 44,716,115 — 44,716,115
United States ......................... 533,386,958 — — 533,386,958
Preferred Stocks ........................ — 3,310,638 — 3,310,638
Warrants .............................. 1,003,275 — — 1,003,275
Private Limited Partnership Funds ............ 21,234,655 — — 21,234,655
Short Term Investments ................... 4,713,848 39,000,000 — 43,713,848
Total Investments in Securities ........... $657,548,970 $529,086,120
a
$227,258 $1,186,862,348
a
Includes foreign securities valued at $490,086,120, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
11. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL SMALLER COMPANIES FUND
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Templeton Investment Counsel, LLC (TICL) and the
Fund and the investment sub-advisory agreement between
TICL and Franklin Templeton Investments Corp. (Sub-
Adviser), an affiliate of TICL, on behalf of the Fund (each a
Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement. TICL and the Sub-Adviser are each referred to
herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; then met with
senior leadership regarding the performance of the global
equity funds, as well as expected enhancements to the
Templeton Global Equity Group leadership; and last met
with management to request additional information that
the Independent Trustees reviewed and considered at
the Meeting. The Board later had an opportunity for an
expanded discussion with the leadership of the Templeton
Global Equity Group to hear about strategies to deliver
improved investment returns to shareholders. The Board
reviewed and considered all of the factors it deemed
relevant in approving the continuance of each Management
Agreement, including, but not limited to: (i) the nature,
extent and quality of the services provided by each Manager;
(ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each Manager
and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund
grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Fund. The
Board noted management’s continued focus on enhancing
the leadership of the Templeton Global Equity Group
and commitment to providing the resources important to
delivering sustainable returns. The Board also acknowledged
the ongoing integration of the Legg Mason family of funds
into the FT family of funds and developing strategies to
address areas of heightened concern in the mutual fund
industry, including various regulatory initiatives and recent geopolitical concerns.

Templeton Global Smaller Companies Fund
Shareholder Information

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Semiannual Report
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Managers’ parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional global small-/mid-cap
funds. The Performance Customized Peer Group also
provided for the Board’s consideration included funds that
are value style and invest only in stocks that have total
market capitalizations not exceeding the lesser of: (1) the
highest float-adjusted market capitalization in the Fund’s
benchmark (MSCI All Country World Small Cap Index-NR),
or (2) $10 billion, at the time of purchase. The Board noted
that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its
Performance Universe, however, was above the median of
its Performance Customized Peer Group for the three-, five-, and 10-year periods, and below the median for the one-year
period. The Board further noted the small size of the Fund’s
Performance Customized Peer Group for the five- and 10-
year periods and that therefore no quintile information was
provided for the Fund for those periods.
The Board discussed the performance of the Fund
with management and management explained that the
Performance Universe for the Fund was not directly
comparable to the Fund as the Performance Universe is not
comprised solely of small-capitalization funds, and includes mid-capitalization funds and a few large-capitalization
funds. Management also explained that the Fund is limited
to purchasing securities with market capitalizations that
do not exceed the lesser of (i) the highest float-adjusted
market capitalization in the Fund’s benchmark, or (2) $10
billion, at the time of purchase, whereas other funds in the
Performance Universe can purchase securities with higher
market capitalizations. Management further explained that
the Fund has a small-capitalization value strategy, whereas
certain peers in the Performance Universe have growth
and blend strategies. Management also explained that the
foregoing are the reasons management asked Broadridge
to include the Performance Customized Peer Group which
is comprised of two world small-capitalization funds and
five world mid- and all-capitalization funds. Management
further explained that the Fund’s underweight position to
the information technology sector was a material detractor
of the Fund’s performance versus the Performance
Universe over the one-, three- and five-year periods and
that the Fund’s lack of exposure to the energy sector was
a material detractor of the Fund’s performance versus the
Performance Customized Peer Group over the one-year
period. Management reported that the Fund’s performance
had recently improved, ranking in the 24th percentile of
the Performance Universe for the one-month period ended
January 31, 2022. Management then discussed with the
Board the actions that are being taken in an effort to improve the performance of the Fund and the global equity funds as
a whole. Management specifically highlighted the strategic
initiatives being undertaken in the Templeton Global Equity
Group, including enhancements to the leadership of the
group and the commitment of additional resources important
to delivering sustainable returns. The Board concluded that
the Fund’s Management Agreement should be continued for
an additional one-year period, while management’s efforts
continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule

Templeton Global Smaller Companies Fund
Shareholder Information

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Semiannual Report
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for each
other fund in the Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund, one
other global small-/mid-cap fund, five global multi-cap
value funds, seven global multi-cap core funds, one global
multi-cap growth fund and one global large-cap growth
fund. The Board noted that the Management Rate and
actual total expense ratio for the Fund were above the
medians of its Expense Group. The Board discussed with
management the composition of the Fund’s Expense Group
and management explained that the Expense Group is not
directly comparable to the Fund, as only one of the other
15 funds in the Expense Group focused on investments
in smaller capitalization companies similar to the Fund.
Management also explained that the Fund’s quintile rankings
improved to the first quintile for the Management Rate and
the actual total expense ratio when the Fund’s expenses
were compared to those of a customized expense group,
which was comprised of funds that are value style funds that invest only in stocks that have total market capitalizations that do not exceed the lesser of: (i) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10
billion, at the time of purchase. The Board noted that the
Fund’s Sub-Adviser is paid by TICL out of the management
fee TICL receives from the Fund and that the allocation of
the fee between TICL and the Sub-Adviser reflected the
services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate
charged to the Fund and the sub-advisory fee paid to the
Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2021, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Semiannual Report
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
each Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

103 S 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
Templeton Investment Counsel, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)  Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                  N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________

Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022